Related Parties (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 12, 2021	Oct. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Deemed dividend presented			$ 2,200,000.0	$ 2,300,000
Subordinated convertible promissory notes		$ 1,145,000			$ 1,145,000
Convertible promissory notes			$ 1,255,000			$ 150,000
Series 1d Preferred Stock
Deemed dividend presented	$ 800,000
Deemed dividend presented				$ 1,200,000